FAIR VALUE MEASUREMENT - Roll forward of level 3 companies investment (Details) - Unobservable inputs (Level 3)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
LY.com
Roll forward of Level 3 investment
Fair value of Level 3 investment, beginning balance		¥ 1,547,844,523
Addition			¥ 1,414,285,714
The change in fair value of investment		197,465,093	133,558,809
Fair value of Level 3 investment, ending balance	$ 269,429,377	1,745,309,616	1,547,844,523
Easy Go
Roll forward of Level 3 investment
Fair value of Level 3 investment, beginning balance		627,905,501	143,904,165
Addition			184,377,000
Effect of exchange rate change		13,372,961	4,833,800
The change in fair value of investment		(113,976,786)	294,790,536
Fair value of Level 3 investment, ending balance	81,401,352	527,301,676	627,905,501
Others
Roll forward of Level 3 investment
Fair value of Level 3 investment, beginning balance		207,514,062	93,600,692
Addition		94,928,814	142,425,000
Effect of exchange rate change		7,103,210	7,330,044
Other than temporary impairment			(33,000,000)
The change in fair value of investment		7,196,730	(2,841,674)
Fair value of Level 3 investment, ending balance	48,896,665	316,742,816	¥ 207,514,062
Available-for-sale securities. | Tujia
Roll forward of Level 3 investment
Addition		2,784,302,479
Effect of exchange rate change		53,534,169
The change in fair value of investment		38,912,548
Fair value of Level 3 investment, ending balance	$ 444,093,550	¥ 2,876,749,196